Schedule I - Consolidated Summary of Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	$ 9,711,733
Fair value	8,554,072
Amount at which shown in the Balance Sheet	9,966,210
United States Government, Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	416,639
Fair value	409,595
Amount at which shown in the Balance Sheet	409,595
States, municipalities and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	741,343
Fair value	776,531
Amount at which shown in the Balance Sheet	776,531
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	24,242
Fair value	22,791
Amount at which shown in the Balance Sheet	22,791
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	6,169,204
Fair value	6,389,746
Amount at which shown in the Balance Sheet	6,389,746
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	127,439
Fair value	133,450
Amount at which shown in the Balance Sheet	133,450
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	189,596
Fair value	187,825
Amount at which shown in the Balance Sheet	187,825
Asset-backed securities ("ABS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	478,329
Fair value	480,223
Amount at which shown in the Balance Sheet	480,223
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	8,271,897
Fair value	8,524,875
Amount at which shown in the Balance Sheet	8,524,875
Policy Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	178,437
Amount at which shown in the Balance Sheet	178,437
Derivatives
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	19,546
Fair value	21,045
Amount at which shown in the Balance Sheet	21,045
Other long-term assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	138
Amount at which shown in the Balance Sheet	138
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	190,376
Amount at which shown in the Balance Sheet	190,376
Other securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	1,439,836
Fair value	29,197
Amount at which shown in the Balance Sheet	1,441,335
Commercial Mortgage Loan
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	1,043,187
Amount at which shown in the Balance Sheet	1,043,187
Redeemable Preferred Stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	14,800
Fair value	14,800
Amount at which shown in the Balance Sheet	14,800
Fixed maturities, available for sale
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	8,161,592
Fair value	8,414,961
Amount at which shown in the Balance Sheet	8,414,961
Trading Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	110,305
Fair value	109,914
Amount at which shown in the Balance Sheet	109,914
Common Stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	8,152
Fair value	8,152
Amount at which shown in the Balance Sheet	$ 8,152